Document and Entity Information	May 22, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001849253
Document Type	8-K
Document Period End Date	May 22, 2023
Entity Registrant Name	RYAN SPECIALTY HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40645
Entity Tax Identification Number	86-2526344
Entity Address, Address Line One	Two Prudential Plaza
Entity Address, Address Line Two	180 N. Stetson Avenue
Entity Address, Address Line Three	Suite 4600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	784-6001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	RYAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false